STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Black-Scholes option pricing model was used with the following weighted assumptions for options granted

December 31, 2022
Risk-free interest rate	0.52 - 4.13%
Expected option life	6 months - 48 months
Expected volatility	39.77 - 66.59%
Expected dividend yield	-%
Exercise price	$1.40 - 4.00

Schedule of stock option activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	-	$-	-	$-
Granted	3,826,500	3.28
Exercised	-	-
Expired	-	-
Forfeited	(1,916,016)	4.00
Outstanding at December 31, 2022	1,910,484	2.55	9.8	$-
Exercisable at December 31, 2022	-	$-	-	$-

Schedule of status of non vested options

	Number of Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2021	-	$-
Granted	3,826,500	3.28
Forfeited	(1,916,016)	4.00
Vested	-	-
Nonvested options at December 31, 2022	1,910,484	$2.55

Schedule of warrant activity

	Number of Shares Issuable Upon Exercise of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	-	$-	-	$-
Issued	5,174,500	3.21	5.0
Exercised	-	-	-
Expired	(2,156,250)	4.00	-
Outstanding at December 31, 2022	3,018,250	$2.64	4.8	-
Exercisable at December 31, 2022	3,018,250	$2.64	4.8	$-